Business Segment Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Entity-Wide Information, Revenue from External Customer [Line Items]
Revenues from transactions with other same entity operating segments	$ 0	$ 0	$ 0	$ 0
Segment depreciation and amortization	(179,838,000)	(177,361,000)	(536,651,000)	(513,487,000)
Income (Loss) From Equity Method Investments	(9,037,000)	(3,451,000)		(21,942,000)
Capital expenditures, acquisitions and investments	294,702,000	841,126,000	813,044,000	1,695,082,000
North America Segment [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,012,532,000	3,012,532,000	8,729,595,000	7,623,632,000
Revenues from transactions with other same entity operating segments	1,646,000	1,646,000	4,472,000	6,407,000
Segment revenue	3,014,178,000	3,014,178,000	8,734,067,000	7,630,039,000
Segment operating income	515,465,000	515,465,000	1,283,782,000	1,149,478,000
Segment depreciation and amortization	(100,842,000)	(100,842,000)	(298,911,000)	(267,211,000)
Income (Loss) From Equity Method Investments	6,873,000	6,873,000	15,383,000	16,335,000
thereof investment in equity method investees	270,983,000	300,110,000	291,323,000	280,444,000
Capital expenditures, acquisitions and investments	140,126,000	140,126,000	427,529,000	1,175,701,000
EMEA Segment [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	658,875,000	658,875,000	1,955,537,000	2,305,992,000
Revenues from transactions with other same entity operating segments	0	0	0	0
Segment revenue	658,875,000	658,875,000	1,955,537,000	2,305,992,000
Segment operating income	129,822,000	129,822,000	405,320,000	446,941,000
Segment depreciation and amortization	(28,207,000)	(28,207,000)	(85,349,000)	(98,677,000)
Income (Loss) From Equity Method Investments	1,101,000	1,101,000	3,983,000	3,961,000
thereof investment in equity method investees	210,902,000	0	238,542,000	246,819,000
Capital expenditures, acquisitions and investments	53,235,000	53,235,000	125,419,000	155,121,000
Asia-Pacific Segment [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	377,981,000	377,981,000	1,107,119,000	938,185,000
Revenues from transactions with other same entity operating segments	2,000	2,000	20,000	0
Segment revenue	377,983,000	377,983,000	1,107,139,000	938,185,000
Segment operating income	67,552,000	67,552,000	219,098,000	179,019,000
Segment depreciation and amortization	(11,070,000)	(11,070,000)	(33,505,000)	(27,195,000)
Income (Loss) From Equity Method Investments	652,000	652,000	1,848,000	713,000
thereof investment in equity method investees	105,968,000	135,443,000	111,784,000	123,671,000
Capital expenditures, acquisitions and investments	9,530,000	9,530,000	33,465,000	107,834,000
Latin America Segment [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	175,573,000	175,573,000	576,145,000	598,922,000
Revenues from transactions with other same entity operating segments	148,000	148,000	392,000	0
Segment revenue	175,721,000	175,721,000	576,537,000	598,922,000
Segment operating income	(8,170,000)	(8,170,000)	25,398,000	66,011,000
Segment depreciation and amortization	(2,326,000)	(2,326,000)	(11,375,000)	(13,771,000)
Income (Loss) From Equity Method Investments	411,000	411,000	824,000	933,000
thereof investment in equity method investees	24,512,000	0	26,050,000	28,575,000
Capital expenditures, acquisitions and investments	14,144,000	14,144,000	25,045,000	57,069,000
Segments Total
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	4,224,961,000	4,224,961,000	12,368,396,000	11,466,731,000
Revenues from transactions with other same entity operating segments	1,796,000	1,796,000	4,884,000	6,407,000
Segment revenue	4,226,757,000	4,226,757,000	12,373,280,000	11,473,138,000
Segment operating income	704,669,000	704,669,000	1,933,598,000	1,841,449,000
Segment depreciation and amortization	(142,445,000)	(142,445,000)	(429,140,000)	(406,854,000)
Income (Loss) From Equity Method Investments	9,037,000	9,037,000	22,038,000	21,942,000
thereof investment in equity method investees	612,365,000	733,912,000	667,699,000	679,509,000
Capital expenditures, acquisitions and investments	217,035,000	217,035,000	611,458,000	1,495,725,000
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	6,390,000	6,390,000	21,618,000	44,425,000
Revenues from transactions with other same entity operating segments	(1,796,000)	(1,796,000)	(4,884,000)	(6,407,000)
Segment revenue	4,594,000	4,594,000	16,734,000	38,018,000
Segment operating income	(91,139,000)	(91,139,000)	(268,705,000)	(250,357,000)
Segment depreciation and amortization	(37,393,000)	(37,393,000)	(107,511,000)	(106,633,000)
Income (Loss) From Equity Method Investments	0	0	0	0
thereof investment in equity method investees	0	0	0	0
Capital expenditures, acquisitions and investments	$ 77,667,000	$ 77,667,000	$ 201,586,000	$ 199,357,000